UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  650 Madison Ave
          25th Floor
          New York, New York 10022

13F File Number: 028-12815


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2213


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci        New York, New York          February 16, 2010
------------------------    --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $47,272
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
----------------------------  --------------    ---------  --------  --------------------  ----------   -------- -------------------
                                                            VALUE    SHS OR     SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT    PRN  CALL  DISCRETION    MGRS     SOLE   SHARED NONE
----------------------------  --------------    ---------  --------  -------    ---  ----  ----------   -------- ------- ------ ----
AMERICAN CAP LTD              COM               02503Y103      38     15,700         CALL  SOLE         NONE      15,700
ARLINGTON ASSET INVT CORP     CL A NEW          041356205    3094    203,150    SH         SOLE         NONE     203,150
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105    1882     73,950    SH         SOLE         NONE      73,950
AXIS CAPITAL HOLDINGS         SHS               G0692U109    1784     62,800    SH         SOLE         NONE      62,800
BHP BILLITON PLC              SPONSORED ADR     05545E209    2612     40,915    SH         SOLE         NONE      40,915
CAMBIUM LEARNING GRP INC      COM               13201A107     280     71,529    SH         SOLE         NONE      71,529
COLE KENNETH PRODTNS INC      CL A              193294105    1263    130,851    SH         SOLE         NONE     130,851
COMCAST CORP NEW              CL A SPL          20030N200    1837    114,750    SH         SOLE         NONE     114,750
COWEN GROUP INC NEW           CL A              223622101     275     46,415    SH         SOLE         NONE      46,415
DISH NETWORK CORP             CL A              25470M109    1755     84,500    SH         SOLE         NONE      84,500
E M C CORP MASS               COM               268648102     974     55,780    SH         SOLE         NONE      55,780
ECHOSTAR CORP                 CL A              278768106    1446     71,800    SH         SOLE         NONE      71,800
FELCOR LODGING TR INC         PFD CV A $1.95    31430F200     142     13,100    SH         SOLE         NONE      13,100
GRUPO AEROPORTUARIO CTR NORT  SPON ADR          400501102    1126     84,774    SH         SOLE         NONE      84,774
INVESTORS BANCORP INC         COM               46146P102    2912    266,150    SH         SOLE         NONE     266,150
JACKSON HEWITT TAX SVCS INC   COM               468202106     159     36,050    SH         SOLE         NONE      36,050
JAKKS PAC INC                 COM               47012E106     322     26,600    SH         SOLE         NONE      26,600
KEARNY FINL CORP              COM               487169104     217     21,513    SH         SOLE         NONE      21,513
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708    2275     49,300    SH         SOLE         NONE      49,300
MASTERCARD INC                CL A              57636Q104    2114      8,260    SH         SOLE         NONE       8,260
MI DEVS INC                   CL A SUB VTG      55304X104    2283    185,900    SH         SOLE         NONE     185,900
NU HORIZONS ELECTRS CORP      COM               669908105     860    208,703    SH         SOLE         NONE     208,703
PHARMERICA CORP               COM               71714F104     508     32,000    SH         SOLE         NONE      32,000
PRESTIGE BRANDS HLDGS INC     COM               74112D101     476     60,500    SH         SOLE         NONE      60,500
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    1810     36,285    SH         SOLE         NONE      36,285
RIO TINTO PLC                 SPONSORED ADR     767204100    2159     10,025    SH         SOLE         NONE      10,025
SMART MODULAR TECHNOLOGIES I  ORD SHS           G82245104     530     84,251    SH         SOLE         NONE      84,251
TERRA INDS INC                COM               880915103    1039     32,290    SH         SOLE         NONE      32,290
TFS FINL CORP                 COM               87240R107    2555    210,500    SH         SOLE         NONE     210,500
TRAVELCENTERS OF AMERICA LLC  COM               894174101     140     31,650    SH         SOLE         NONE      31,650
TRIPLE-S MGMT CORP            CL B              896749108     872     49,564    SH         SOLE         NONE      49,564
VALERO ENERGY CORP NEW        COM               91913Y100    2203    131,500         CALL  SOLE         NONE     131,500
VEECO INSTRS INC DEL          COM               922417100     810     24,525    SH         SOLE         NONE      24,525
WELLPOINT INC                 COM               94973V107    2515     43,150    SH         SOLE         NONE      43,150
WENDYS ARBYS GROUP INC        COM               950587105     347     74,000    SH         SOLE         NONE      74,000
XYRATEX LTD                   COM               G98268108    1625    122,100    SH         SOLE         NONE     122,100





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